Intangible Liabilities - Charter Agreements (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amortization of intangible liabilities - related party	$ 13,486	$ 5,526	$ 8,080
Weighted average useful lives	4 years 2 months 15 days